FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Reasonably possible change in cash flows, percent	0.50%	0.50%
50 bps decrease	$ 11	$ 12
50 bps increase	(11)	(12)
50 bps decrease	(26)	(36)
50 bps increase	$ 26	$ 36